Other Income, Net - Schedule of Other Income (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Income [Abstract]
Waste sales	$ 4,781	$ 3,722	$ 6,897	$ 50,478
Loss on disposal of assets	(7,087)		(648)
Other, net	18,924	2,848	28,617	8,279
Total other income	$ 16,618	$ 6,570	$ 34,440	$ 58,311